SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease Liabilities
Beginning balance	$ 428,021	$ 790,023
Interest expense	10,590	65,378
Lease Payments	(47,714)	(423,157)
Foreign exchange		(4,223)
Ending balance	390,897	428,021
Current lease liabilities	157,994	154,147
Non-current lease liabilities	232,903	273,874
Lease liabilities	$ 390,897	$ 428,021